John Hancock Funds II
Supplement dated September 10, 2012
to the Class R2 Prospectus dated March 1, 2012
Retirement Choices at 2045 Portfolio
The “Average Annual Total Returns” table in the “Past performance” section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	- 4.73	- 0.89
After tax on distributions	- 5.25	- 1.52
After tax on distributions, with sale	- 3.07	- 1.11
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32	5.36
Retirement Choices at 2040 Portfolio
The “Average Annual Total Returns” table in the “Past performance” section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	- 3.82	0.02
After tax on distributions	- 4.32	- 0.62
After tax on distributions, with sale	- 2.48	- 0.35
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.32	5.36
Retirement Choices at 2035 Portfolio
The “Average Annual Total Returns” table in the “Past performance” section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	- 3.36	0.33
After tax on distributions	- 3.87	- 0.29
After tax on distributions, with sale	- 2.18	- 0.07
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	3.51	5.42

Retirement Choices at 2020 Portfolio
The “Average Annual Total Returns” table in the “Past performance” section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	0.91	2.52
After tax on distributions	0.41	1.93
After tax on distributions, with sale	0.59	1.80
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	5.62	6.31
Retirement Choices at 2010 Portfolio
The “Average Annual Total Returns” table in the “Past performance” section in the Fund summary is replaced in its entirety with the following:

Average annual total returns (%)	1 Year	Inception
as of 12-31-11		4-30-10
Class R2 before tax	3.27	3.12
After tax on distributions	2.71	2.46
After tax on distributions, with sale	2.13	2.28
S&P 500 Index	2.11	4.66
Barclays Capital U.S. Aggregate Bond Index	7.84	7.00
S&P 500 Index/Barclays Capital U.S. Aggregate Bond Index	7.47	6.95
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

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